Financial assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The table below shows the balance sheet amounts of assets and liabilities measured at fair value.

		2020			2019			2018
		Level in the fair value hierarchy			Level in the fair value hierarchy			Level in the fair value hierarchy
(€ million)	Note	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Quoted equity investments	D.7.1.	439	—	—	114	—	—	859	—	—
Unquoted equity investments	D.7.1.	—	—	149	—	—	290	—	—	197
Quoted debt securities	D.7.2.	426	—	—	403	—	—	359	—	—
Unquoted debt securities not meeting the definition of equity instruments	D.7.3.	—	—	63	—	—	52	—	—	61
Contingent consideration relating to divestments	D.7.3.	—	—	483	—	—	492	—	—	373
Financial assets held to meet obligations under deferred compensation plans	D.7.3. and D.11.	454	—	—	442	—	—	364	—	—
Non-current derivatives	D.7.	—	24	—	—	37	—	—	19	—
Current derivatives	D.11.	—	58	—	—	188	—	—	164	—
Mutual fund investments	D.13.	8,703	—	—	5,304	—	—	3,189	—	—
Total financial assets measured at fair value		10,022	82	695	6,263	225	834	4,771	183	631
Financial liabilities measured at fair value
CVRs issued in connection with the acquisition of Genzyme	D.18.	—	—	—	—	—	—	99	—	—
Bayer contingent purchase consideration arising from the acquisition of Genzyme	D.18.	—	—	104	—	—	156	—	—	472
MSD contingent consideration (European vaccines business)	D.18.	—	—	312	—	—	385	—	—	410
Other contingent consideration arising from business combinations	D.18.	—	—	189	—	—	259	—	—	301
Liabilities related to non-controlling interests	D.18.	—	—	—	—	—	—	—	—	22
Non-current derivatives	D.19.	—	92	—	—	10	—	—	7	—
Current derivatives	D.19.5	—	205	—	—	89	—	—	90	—
Total financial liabilities measured at fair value		—	297	605	—	99	800	99	97	1,205